CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY ₽ in Millions, $ in Millions	Priority Share Issued and Outstanding shares	Ordinary Shares Issued and Outstanding USD ($) shares	Ordinary Shares Issued and Outstanding RUB (₽) shares	Treasury shares at cost USD ($)	Treasury shares at cost RUB (₽)	Additional Paid-In Capital USD ($)	Additional Paid-In Capital RUB (₽)	Accumulated Other Comprehensive Income/(Loss) USD ($)	Accumulated Other Comprehensive Income/(Loss) RUB (₽)	Retained Earnings USD ($)	Retained Earnings RUB (₽)	USD ($)	RUB (₽)
Balance at Dec. 31, 2014			₽ 182.0		₽ (14,179.0)		₽ 16,192.0		₽ 1,023.0		₽ 52,518.0		₽ 55,736.0
Balance (in shares) at Dec. 31, 2014 | shares	1	317,643,670	317,643,670
Increase (Decrease) in Shareholders' Equity
Share-based compensation expense							2,718.0						2,718.0
Exercise of share options (Note 15)							166.0						166.0
Exercise of share options (Note 15) (in shares) | shares		1,608,501	1,608,501
Class B shares conversion			₽ (107.0)				107.0
Reissue of shares for options exercised					1,648.0		(1,648.0)
Repurchase of convertible debt							(307.0)						(307.0)
Windfall tax benefit							29.0						29.0
Foreign currency translation adjustment									2,076.0				2,076.0
Net income											9,679.0		9,679.0
Balance at Dec. 31, 2015			₽ 75.0		(12,531.0)		17,257.0		3,099.0		62,197.0		70,097.0
Balance (in shares) at Dec. 31, 2015 | shares	1	319,252,171	319,252,171
Increase (Decrease) in Shareholders' Equity
Share-based compensation expense							3,422.0						3,422.0
Exercise of share options (Note 15)							435.0						435.0
Exercise of share options (Note 15) (in shares) | shares		3,364,769	3,364,769
Tax withholding related to exercise of share awards							(24.0)						(24.0)
Class B shares conversion			₽ 209.0				(209.0)
Reissue of shares for options exercised					4,163.0		(4,163.0)
Repurchase of convertible debt							(113.0)						(113.0)
Windfall tax benefit							(29.0)						(29.0)
Foreign currency translation adjustment									(2,203.0)				(2,203.0)
Net income											6,798.0		6,798.0
Decrease in ownership in subsidiaries							3.0						3.0
Change in redemption value of redeemable noncontrolling interests											(1,300.0)		(1,300.0)
Balance at Dec. 31, 2016			₽ 284.0		(8,368.0)		16,579.0		896.0		67,695.0		77,086.0
Balance (in shares) at Dec. 31, 2016 | shares	1	322,616,940	322,616,940
Increase (Decrease) in Shareholders' Equity
Share-based compensation expense							4,193.0						4,193.0
Exercise of share options (Note 15)							335.0						335.0
Exercise of share options (Note 15) (in shares) | shares		3,687,902	3,687,902
Tax withholding related to exercise of share awards							(85.0)						(85.0)
Class B shares conversion			₽ (13.0)				13.0
Reissue of shares for options exercised					4,554.0		(4,554.0)
Repurchase of convertible debt							(12.0)						(12.0)
Foreign currency translation adjustment									968.0			$ 16.8	968.0
Net income											8,776.0		8,776.0
Change in redemption value of redeemable noncontrolling interests											(8,435.0)		(8,435.0)
Balance at Dec. 31, 2017		$ 4.7	₽ 271.0	$ (66.2)	₽ (3,814.0)	$ 285.9	₽ 16,469.0	$ 32.3	₽ 1,864.0	$ 1,181.2	₽ 68,036.0	$ 1,437.9	₽ 82,826.0
Balance (in shares) at Dec. 31, 2017 | shares	1	326,304,842	326,304,842